Related party transactions - Related party transactions table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Beginning of period	$ 133,319	$ 182,989
New loans	1,491	1,068
Payments	(1,800)	(12,040)
Other Changes	44	(38,698)
End of period	$ 133,054	$ 133,319